Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available for Sale and Held to Maturity Securities

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of June 30, 2012 and December 31, 2011:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
June 30, 2012
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$70	$7	$—	$77	$77
Residential CMO securities—nonagency	1,851,998	18,957	28,624	1,842,331	1,842,331
Residential mortgage-backed securities (MBS)—agency	266	15	—	281	281
Asset-backed securities (ABS)	10,554	—	2,938	7,616	7,616
Equity securities	77	144	—	221	221

Total available for sale securities	$1,862,965	$19,123	$31,562	$1,850,526	$1,850,526

Held to maturity:
Residential CMO securities—agency	$146,163	$5,840	$—	$152,003	$146,163
Residential MBS—agency	34,176	1,998	—	36,174	34,176
Corporate securities	10,276	—	2,071	8,205	10,276

Total held to maturity securities	$190,615	$7,838	$2,071	$196,382	$190,615

December 31, 2011
Available for sale:
Residential CMO securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential MBS—agency	317	21	—	338	338
Asset-backed securities	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

Total available for sale securities	$1,930,109	$17,746	$43,933	$1,903,922	$1,903,922

Held to maturity:
Residential CMO securities—agency	$159,882	$6,029	$78	$165,833	$159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

Total held to maturity securities	$189,518	$7,493	$2,661	$194,350	$189,518

The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of December 31, 2011 and 2010:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
2011
Available for sale:
Residential collateralized mortgage obligations (CMO) securities—agency	$96	$8	$—	$104	$104
Residential CMO securities—nonagency	1,919,046	17,609	40,837	1,895,818	1,895,818
Residential mortgage-backed securities (MBS)—agency	317	21	—	338	338
Asset-backed securities (ABS)	10,573	—	3,096	7,477	7,477
Equity securities	77	108	—	185	185

	1,930,109	17,746	43,933	1,903,922	1,903,922

Held to maturity:
Residential CMO securities—agency	159,882	6,029	78	165,833	159,882
Residential MBS—agency	19,132	1,464	—	20,596	19,132
Corporate securities	10,504	—	2,583	7,921	10,504

	189,518	7,493	2,661	194,350	189,518

	$2,119,627	$25,239	$46,594	$2,098,272	$2,093,440

2010
Available for sale:
Residential CMO securities—agency	$139	$9	$—	$148	$148
Residential CMO securities—nonagency	1,998,977	46,042	12,356	2,032,663	2,032,663
Residential MBS—agency	505	35	—	540	540
Asset-backed securities	10,611	—	2,483	8,128	8,128
Equity securities	77	49	—	126	126

	2,010,309	46,135	14,839	2,041,605	2,041,605

Held to maturity:
Residential CMO securities—agency	6,800	290	—	7,090	6,800
Residential MBS—agency	20,959	915	—	21,874	20,959
Corporate securities	5,169	—	2,309	2,860	5,169

	32,928	1,205	2,309	31,824	32,928

	$2,043,237	$47,340	$17,148	$2,073,429	$2,074,533

Gross Unrealized Losses and Fair Value of Investments

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at June 30, 2012 and December 31, 2011 are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
June 30, 2012
Debt securities:
Residential CMO securities—nonagency	$501,091	$7,243	$393,745	$21,381	$894,836	$28,624
Asset-backed securities	—	—	7,616	2,938	7,616	2,938
Corporate securities	—	—	2,916	2,071	2,916	2,071

Total debt securities	$501,091	$7,243	$404,277	$26,390	$905,368	$33,633

December 31, 2011
Debt securities:
Residential CMO securities—nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837
Residential CMO securities—agency	6,224	78	—	—	6,224	78
Asset-backed securities	—	—	7,477	3,096	7,477	3,096
Corporate securities	—	—	2,404	2,583	2,404	2,583

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594

The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 are as follows:

	Less Than 12 Months		12 Months or Greater		Total		Other-Than- Temporary Impairment (OTTI)
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Realized Losses
2011
Debt securities:
Residential CMO securities —nonagency	$573,928	$16,646	$226,507	$24,191	$800,435	$40,837	$—
Residential CMO securities —agency	6,224	78	—	—	6,224	78	—
Asset-backed securities	—	—	7,477	3,096	7,477	3,096	—
Corporate securities	—	—	2,404	2,583	2,404	2,583	685

Total debt securities	$580,152	$16,724	$236,388	$29,870	$816,540	$46,594	$685

2010
Debt securities:
Residential CMO securities—nonagency	$538,325	$11,789	$10,127	$567	$548,452	$12,356	$39
Asset-backed securities	—	—	8,128	2,483	8,128	2,483	—
Corporate securities	—	—	2,860	2,309	2,860	2,309	1,738

Total debt securities	$538,325	$11,789	$21,115	$5,359	$559,440	$17,148	$1,777

Impairment Related to Credit Loss Recognized on Securities in Other Noninterest Income and all Other Factors Recognized In AOCI

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the six months ended June 30, 2011 are as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	3,354	502	3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Reduction for securities on which a reduction in value was taken against earnings (1)	(4,039)	—	(4,039)
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, June 30, 2011	—	—	—

Information regarding impairment related to credit loss recognized on securities in other noninterest income and impairment related to all other factors recognized in AOCI for the years ended December 31, 2011 and 2010 is as follows:

	Impairment Related to Credit Loss	Impairment Related to All Other Factors	Total Impairment
Debt securities:
Balance, January 1, 2011	$3,354	$502	$3,856
Additional charges on securities for which OTTI was previously recognized	685	(499)	186
Accretion of impairment related to all other factors	—	(3)	(3)

Balance, December 31, 2011	$4,039	$—	$4,039

Balance, January 1, 2010	$1,577	$1,661	$3,238
Additional charges on securities for which OTTI was previously recognized	1,777	(1,111)	666
Accretion of impairment related to all other factors	—	(48)	(48)

Balance, December 31, 2010	$3,354	$502	$3,856

Interest and Dividend Income on Investment Securities

During the three and six months ended June 30, 2012 and 2011, interest and dividend income on investment securities was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Interest income on available for sale securities	$18,728	$27,457	$37,599	$53,085
Interest income on held to maturity securities	1,409	1,637	2,809	2,009
Other interest and dividend income	562	239	840	483

	$20,699	$29,333	$41,248	$55,577

During the years ended December 31, 2011, 2010 and 2009, respectively, interest and dividend income on investment securities is comprised of the following:

	2011	2010	2009
Interest income on available for sale securities	$101,066	$157,388	$128,616
Interest income on held to maturity securities	4,988	1,565	961
Dividend income on FHLB stock	775	445	275
Interest income on other investment securities	21	19	28
Interest income on trading account securities	—	—	425

	$106,850	$159,417	$130,305

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturities are shown below. Actual maturities may differ from contractual maturities because the issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities, including collateralized mortgage obligation securities, are disclosed separately in the table below as these investment securities are likely to prepay prior to their scheduled contractual maturity dates.

	Amortized Cost	Fair Value	Yield
Available for sale:
ABS securities
After ten years	$10,573	$7,477	1.23%
Residential CMO securities—agency	96	104	6.14%
Residential CMO securities—nonagency	1,919,046	1,895,818	3.95%
Residential MBS—agency	317	338	4.39%
Equity securities	77	185

	1,930,109	1,903,922

Held to maturity:
Corporate securities
After ten years	10,504	7,921	3.79%
Residential CMO securities—agency	159,882	165,833	3.14%
Residential MBS—agency	19,132	20,596	4.65%

	189,518	194,350

	$2,119,627	$2,098,272

Schedule of Other Investments Not Readily Marketable

Other Investments—Other investments as of December 31, 2011 and 2010 are as follows:

	2011	2010
FHLB stock	$96,371	$95,550
Reverse repurchase agreements	—	25,000
Other	2,021	8,506

Total	$98,392	$129,056